Netting Arrangements for Certain Financial Instruments and Securities Financing Activities - Additional Information (Detail) $ in Billions	Dec. 31, 2019 USD ($)
Derivative [Line Items]
Notional amount of derivative	$ 592.4
Over the Counter Trades [Member]
Derivative [Line Items]
Notional amount of derivative	299.4
Exchange Cleared [Member]
Derivative [Line Items]
Notional amount of derivative	272.4
Exchange Traded [Member]
Derivative [Line Items]
Notional amount of derivative	$ 20.6